Credit facilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Credit Risk [Abstract]
Credit facilities
13.	Credit facilities
As of January 1, 2020, the Company had two credit facilities: the “Credit facility – Liquid” and the “Credit facility”, both credit facilities are subject to variable interest rates that reference LIBOR, or under certain conditions, the Federal Funds Rate in effect.
The Credit facility
had an effective interest rate of LIBOR plus 12.5% (with a LIBOR floor of 2%), contractually set to reduce to LIBOR plus 9% (with a LIBOR floor of 1.5%) effective July 2, 2020, payable on the greater of the actual aggregate unpaid principal balance, or the prescribed minimum balance under the term loan agreement. The total available loan capital under the Credit Facility was $60 million with a maturity date of July 2, 2022.
On February 28, 2020, in conjunction with the Liquid Sale, Mogo repaid and extinguished its Credit facility – Liquid, which held a principal outstanding balance of approximately $
28,683 immediately prior to derecognition. As part of extinguishing the facility in advance of its maturity, Mogo recognized a prepayment penalty of $2,500 of which $1,500 was payable in cash and of which $1,000 was settled in shares on March 5, 2020, through the issuance of 306,842 Common Shares, priced at $3.26 per share.
On June 29, 2020, the Company amended its Credit facility. The amendments decreased the available loan capital from $
60 million to $50 million and reduced the prescribed minimum balances applicable in the calculation of interest as described above. There is a 0.33% fee on the available but undrawn portion of the $50 million facility.
On December 16, 2021, the Company further amended its Credit facility. The amendment lowered the effective interest rate from a maximum of LIBOR plus
9
% (with a LIBOR floor of
1.5
%) to LIBOR plus
8
% with no floor. In addition,
the amendment increases the available loan capital from $50 million to $60 million and extends the maturity date by three years from July 2, 2022 to July 2, 2025.

	December 31, 2021	December 31, 2020

Credit facility
Funds drawn	44,983	37,644

	44,983	37,644

Credit facility is subject to certain covenants and events of default. As of December 31, 2021 and December 31, 2020, the Company was in compliance with these covenants. Interest expense on both credit facilities is included in credit facility interest expense in the consolidated statement of operations and comprehensive loss.
The Company has pledged financial instruments as collateral against its credit facilities. Under the terms of the general security agreement, assets pledged as collateral primarily include cash and cash equivalents with a balance of $154 (December 31, 2020 - $892) and loans receivable with a carrying amount equal to $55,832 (December 31, 2020 - $47,227).